Redeemable Preferred Units (Tables)	12 Months Ended
Dec. 31, 2016
Temporary Equity [Table Text Block]
The changes in the redeemable preferred balance for 2016 were as follows:

(In millions)	Redeemable Preferred Units
Issuance of MPLX LP redeemable Preferred units on May 13, 2016	$984
Net income allocated for May 13, 2016 through December 31, 2016	41
Distributions received by Preferred unitholders	(25)
Balance at December 31, 2016	$1,000